Share-Based Compensation - changes in stock options granted under the plans (Details)	12 Months Ended			24 Months Ended
	Dec. 31, 2020 Option $ / shares	Dec. 31, 2019 Option $ / shares	Dec. 31, 2018 Option CAD ($) $ / shares	Dec. 31, 2020 Option $ / shares
Share-Based Compensation
Number of options, granted | $			20,000
2017 Plan
Share-Based Compensation
Number of options, Outstanding	450,000		575,000
Number of options, Forfeited	(4,000)	(4,000)	(125,000)
Number of options, Cancelled			(20,000)
Number of options, Exercised				(20,000)
Number of options, granted			20,000
Number of options, Outstanding	426,000	450,000		426,000
Number of options, exercisable	426,000			426,000
Options available for granting in future periods	129,403			129,403
Weighted average exercise price per share, outstanding | $ / shares		$ 8.76	$ 10.94	$ 8.76
Weighted average exercise price per share, Forfeited | $ / shares	$ 8.76	$ 8.76	13.77
Weighted average exercise price per share, Cancelled | $ / shares			40.05
Weighted average exercise price per share, Exercised | $ / shares			8.76	8.76
Weighted average exercise price per share, outstanding | $ / shares	8.76		$ 8.76	8.76
Weighted average exercise price per share, Options exercisable | $ / shares	$ 8.76			$ 8.76